SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund

Supplement Dated December 15, 2006
to the Class A Shares Prospectus Dated January 31, 2006

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the High Yield Bond Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the High Yield Bond Fund. In the sub-section entitled "High Yield Bond Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to ING Investment Management Co. is hereby deleted.

There are no other changes to the sub-advisers of the High Yield Bond Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-427 (12/06)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Small Cap Fund

Supplement Dated December 15, 2006
to the Class A Shares Prospectus Dated January 31, 2006

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Tax-Managed Small Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax-Managed Small Cap Fund. In the sub-section entitled "Tax-Managed Small Cap Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Los Angeles, California 90025, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small Cap Fund's assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, a CFA and Principal, is the Chairman and Chief Compliance Officer of LA Capital. Mr. Reynolds, a CFA and Principal, is the Chief Investment Officer of LA Capital. Mr. Borger, a CFA and Principal, is the Director of Research for LA Capital. Mr. Matsuda, a CFA and Principal, is the Director of Trading for LA Capital. Ms. Kugler, a Principal, is the Director of Implementation for LA Capital. Prior to 2002, all members of the team were employed by Wilshire Asset Management (Wilshire). Mr. Stevens was a Senior Managing Director and Principal at Wilshire. Mr. Reynolds and Mr. Borger were Managing Directors and Principals at Wilshire, and Mr. Matsuda was a Vice President and Principal at Wilshire.

There are no other changes to the sub-advisers of the Tax-Managed Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-426 (12/06)

SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund
Tax-Managed Small Cap Fund

Supplement Dated December 15, 2006
to the Statement of Additional Information ("SAI") Dated January 31, 2006

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for High Yield Bond Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the High Yield Bond Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to ING Investment Management Co. is hereby deleted.

There are no other changes to the sub-advisers of the High Yield Bond Fund.

Change in Sub-Adviser for the Tax-Managed Small Cap Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax-Managed Small Cap Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added:

LOS ANGELES CAPITAL MANAGEMENT AND RESEARCH, INC—Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small Cap Fund. LA Capital is a Subchapter S corporation founded in 2002 and is wholly-owned by its working principals.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the following text is hereby added:

LA Capital

Compensation. SIMC pays LA Capital a fee based on the assets under management of the Tax-Managed Small Cap Fund as set forth in an investment sub-advisory agreement between LA Capital and SIMC. LA Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Small Cap Fund. The following information relates to the period ended September 30, 2006.

LA Capital's portfolio managers are all principals of the firm. Their compensation includes salaries and distributions of profit based upon their pro-rata ownership of LA Capital.

Ownership of Fund Shares. As of September 30, 2006, LA Capital's portfolio managers did not beneficially own any shares of the Tax-Managed Small Cap Fund.

Other Accounts. As of September 30, 2006, in addition to the Tax-Managed Small Cap Fund, LA Capital's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Thomas Stevens	8	$683,600,000	n/a	n/a	24		$2,538,000,000
					5	*	$540,200,000
Hal Reynolds	8	$683,600,000	n/a	n/a	24		$2,538,000,000
					5	*	$540,200,000
Dave Borger	8	$683,600,000	n/a	n/a	24		$5,081,603,318
					5	*	$540,200,000

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. LA Capital's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Tax-Managed Small Cap Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives to the Tax-Managed Small Cap Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Tax-Managed Small Cap Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, LA Capital does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, LA Capital believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Tax-Managed Small Cap Fund. Because of their positions with the Tax-Managed Small Cap Fund, the portfolio managers know the size, timing, and possible market impact of the Tax-Managed Small Cap Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Tax-Managed Small Cap Fund. However, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of LA Capital's portfolio managers' management of the Tax-Managed Small Cap Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Tax-Managed Small Cap Fund. This conflict of interest may be exacerbated to the extent that LA Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Tax-Managed Small Cap Fund. Notwithstanding this theoretical conflict of interest, it is LA Capital's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while LA Capital portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Tax-Managed Small Cap Fund, such securities might not be suitable for the Tax-Managed Small Cap Fund given their investment objectives and related restrictions.

There are no other changes to the sub-advisers of the Tax-Managed Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-428 (12/06)